AFS and HTM Debt Securities, HTM Debt Securities Purchases and Transfers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Held-to-maturity Purchase or Transfer of Investment [Abstract]
Purchases of held-to-maturity debt securities	$ 57,056	$ 9,238	$ 149
Transfers from available-for-sale debt securities to held-to-maturity debt securities	31,815	13,833	16,479
Securities of U.S. Treasury and federal agencies [Member]
Debt Securities, Held-to-maturity Purchase or Transfer of Investment [Abstract]
Purchases of held-to-maturity debt securities	3,016	757	0
Securities of U.S. states and political subdivisions [Member]
Debt Securities, Held-to-maturity Purchase or Transfer of Investment [Abstract]
Purchases of held-to-maturity debt securities	1,906	1,583	0
Transfers from available-for-sale debt securities to held-to-maturity debt securities	10,721	5,912	0
Federal agency mortgage-backed securities [Member]
Debt Securities, Held-to-maturity Purchase or Transfer of Investment [Abstract]
Purchases of held-to-maturity debt securities	51,320	6,610	0
Transfers from available-for-sale debt securities to held-to-maturity debt securities	5,522	7,921	16,479
Non-agency mortgage-backed securities [Member]
Debt Securities, Held-to-maturity Purchase or Transfer of Investment [Abstract]
Purchases of held-to-maturity debt securities	126	288	149
Collateralized loan obligations [Member]
Debt Securities, Held-to-maturity Purchase or Transfer of Investment [Abstract]
Purchases of held-to-maturity debt securities	688	0	0
Transfers from available-for-sale debt securities to held-to-maturity debt securities	$ 15,572	$ 0	$ 0